Acquisition of Subsidiaries (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 02, 2011
Details
Acquisition of Castrovilla, Inc., Castrovilla (shares)		1,011,095
Acquisition of Castrovilla, Inc., Castrovilla (share value)		$ 1,921,081
Acquisition of Castrovilla, Inc., Humitech (cash)		150,000
Acquisition of Castrovilla, Inc., Humitch (shares)		267,857
Acquisition of Castrovilla, Inc., Humitech (share value)		508,928
Revenue recognized, Castrovilla	3,858,020
Net loss recognized, Castrovilla	608,367
Payment of existing obligation for Castrovilla		50,000
Revenue recognized, Xnergy	1,457,643
Net loss recognized, Xnergy	$ 962,723